Employee Benefits Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits Expenses
Salaries	€ 10,031	€ 9,025	€ 8,693
Social security expenses	1,477	1,339	1,281
Share-based payment expenses	1,835	830	1,120
Pension expenses	369	330	312
Employee-related restructuring expenses	1,111	19	180
Termination benefits outside of restructuring plans	47	52	57
Employee benefits expenses	€ 14,870	€ 11,595	€ 11,643